Debt (Details) - USD ($) shares in Millions			6 Months Ended	12 Months Ended
	Apr. 29, 2024	Feb. 01, 2024	Jun. 30, 2024	Dec. 31, 2023	Mar. 01, 2025
Debt [Line Items]
Convertible Notes			$ 527,500
Convertible Notes outstanding			527,500	0
Short-term notes payable outstanding			2,858,769
Benesch Friedlander Coplan & Aronoff LLP [Member]
Debt [Line Items]
Excuted amount of promissory note	$ 670,000
Loeb and Loeb LLP [Member]
Debt [Line Items]
Short-term notes payable outstanding				$ 0
Promissory Note [Member]
Debt [Line Items]
Interest rate		24.00%
Interest rate per annum	7.00%
Promissory Note [Member] | EF Hutton [Member]
Debt [Line Items]
Executed a promissory note		$ 2,200,000
Promissory Note [Member] | Loeb and Loeb [Member]
Debt [Line Items]
Executed a promissory note		$ 540,000
Loeb and Loeb LLP [Member]
Debt [Line Items]
Interest rate			23.50%
Total interest payments			$ 127,000
Aronoff LLP [Member]
Debt [Line Items]
Maturity date	Nov. 01, 2024
Convertible Notes [Member]
Debt [Line Items]
Convertible notes shares (in Shares)			3.3
Forecast [Member] | Promissory Note [Member]
Debt [Line Items]
Principal amount of note payable					$ 183,333